Balances and Transactions with Related Parties (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Transactions with related parties:
Management fees to DBSI (see Note 5e)	$ 45	$ 45	$ 90	$ 90	$ 180
Sales to related parties	23	13	45	39	254
Purchases from related parties	$ 212	$ 247	$ 441	$ 504	$ 682